As filed with the Securities and Exchange Commission on August 31, 2022

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,810	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,814	☒

VANECK ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)
(212) 293-2000
Registrant’s Telephone Number
Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Allison M. Fumai, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)
X	On September 1, 2022 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

PROSPECTUS September 1, 2022

VanEck® Commodity Strategy ETF        PIT

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.
The U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800.826.2333    vaneck.com

VANECK® COMMODITY STRATEGY ETF
SUMMARY INFORMATION
INVESTMENT OBJECTIVE
VanEck® Commodity Strategy ETF (the “Fund”) seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.55%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(b)	0.55%

(a) “Other Expenses” are based on estimated amounts for the current fiscal year and reflect estimated expenses at both the Fund and the Fund’s wholly-owned subsidiary (the “Subsidiary”) levels.
(b) Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund (inclusive of any Subsidiary (as defined below) expenses), except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2024.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$56
3	$176

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including exchange-traded products (“ETPs”) that provide exposure to commodities (“Commodity Instruments”) and Cash and Fixed Income Investments (as defined below). The Fund does not invest in commodities directly.
Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The value of Commodity Instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments. The Fund will seek to provide exposure to commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock.

1

The Adviser considers various inputs to guide asset allocation decisions and select Commodity Instruments that the Adviser believes will offer enhanced risk-adjusted returns. The term “risk-adjusted returns” does not imply that the Adviser employs low-risk strategies or that an investment in the Fund should be considered a low-risk or no risk investment. The Adviser seeks to maximize risk-adjusted returns through an optimization process that incorporates observed risks of each Commodity Instrument. Additionally, the Adviser may consider other factors, such as roll yield, price momentum and other discretionary factors of each Commodity Instrument to allocate the Fund’s portfolio to Commodity Instruments with the highest expected risk-adjusted returns. The term “roll yield” refers to either the positive or negative returns generated from rolling futures contracts. The term “price momentum” refers to the rate of acceleration of a security’s price. The Adviser will then determine which Commodity Instruments the Fund’s assets should be allocated to and the appropriate portfolio weights. Therefore, the Fund’s portfolio allocation will vary over time in the Adviser’s sole discretion and the Fund may not have economic exposure to a particular commodity at any given time.
The Fund will invest in certain Commodity Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to Commodity Instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest without limit in Commodity Instruments.
The Fund expects to invest its assets in any one or more of the following to provide liquidity, serve as margin or collateralize the Fund’s investments in certain Commodity Instruments: U.S. Treasuries, other U.S. government obligations, money market funds and funds that invest in short-term bonds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), mortgage-backed securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises of the U.S. government (whether or not the securities are U.S. government securities) (together, "Agency MBS"), municipal debt securities, Treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements (the “Cash and Fixed Income Investments”).
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the 1940 Act provisions governing affiliated transactions and custody of assets.
The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.
The Fund may engage in active and frequent trading of portfolio holdings.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Commodities and Commodity-Linked Instruments. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject the Fund’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund’s investments in varying ways, and different factors may cause the values and the volatility of the Fund’s investments to move in inconsistent directions at inconsistent rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.
Commodities and Commodity-Linked Instruments Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such or other adverse regulatory action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company (“RIC”) and/or be subject to federal income tax at the

2

Fund level. The uncertainty surrounding the treatment of certain commodity-related derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
Risk of U.S. Treasury Bills. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.
Commodity Regulatory Risk (with respect to investments in the Subsidiary). Changes in the laws or regulations of the United States or the Cayman Islands, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. Based on the Fund’s and the Subsidiary’s current investment strategies, the Fund and the Subsidiary are each a “commodity pool” and the Adviser is considered a “commodity pool operator” (“CPO”) with respect to the Fund and the Subsidiary under the Commodity Exchange Act of 1936, as amended (“CEA”). Accordingly, the Fund and the Adviser are subject to dual regulation by the CFTC and the Securities Exchange Commission (“SEC”). Pursuant to certain CFTC regulations, the Fund and the Adviser have elected to meet the requirements of certain CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the Fund or the Adviser in violation of an applicable CFTC regulation if the Fund or the Adviser failed to comply with a related SEC regulatory requirement. In addition, the Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations with respect to the Fund and the Subsidiary. Compliance with the CFTC regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.
Tax Risk (with respect to investments in the Subsidiary). The Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). The Internal Revenue Service (the “IRS”) issued a revenue ruling in December 2005, which concluded that income and gains from certain commodity-linked derivatives are not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked futures contracts or swaps or in certain exchange-traded trusts that hold commodities as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments. The Fund expects to invest its assets in the Subsidiary, consistent with applicable law and the advice of counsel, in a manner that should permit the Fund to treat income allocable from the Subsidiary as qualifying income. The IRS has issued regulations that treat a fund’s income inclusion with respect to an investment in a non-U.S. company generating investment income as qualifying income only if there is a current-year distribution out of the earnings and profits of the non-U.S. company that are attributable to such income inclusion or if the income from the Subsidiary is related to the Fund's business of investing in stocks and securities. The Fund intends to treat its income from the Subsidiary as qualifying income. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, the tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance or Treasury regulations.

3

Gap Risk. The Fund and the Subsidiary are subject to the risk that a commodity price will fluctuate even during periods when there is no trading. Usually, such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.
Risk of Cash Transactions. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an authorized participant (“AP”). As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.
Liquidity Risk. The Fund and/or Subsidiary will invest in Commodity Instruments, which may be less liquid than other types of investments. The illiquidity of Commodity Instruments could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares.
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account.
Active Management Risk. The Fund is subject to management risk because it is an actively managed ETF. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a debt security or a counterparty to exchange-traded futures, such as an FCM or an exchange’s clearing corporation, will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. The Fund invests in debt securities that are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Derivatives require the Fund to post margin or collateral or otherwise maintain liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. The use of derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.
Counterparty Risk. Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with

4

ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund's ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange's clearing corporation. From time to time, the Fund may only have one FCM or a limited number of FCMs with which it transacts futures, which may heighten such risk.
Pooled Investment Vehicle Risk. The Fund’s investments in pooled investment vehicles that invest in commodities are subject to the commodity-related risks described herein. In addition, such pooled investment vehicles are subject to risk with respect to the custody of their holdings, and additional risks.
Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Adviser is registered as a CPO under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (“CTA”) but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund’s CPO. The CFTC has neither reviewed nor approved the Fund, their investment strategies, or this Prospectus.
Affiliated Fund Risk. In managing the Fund, the Adviser will have the ability to select underlying funds which it believes will achieve the Fund’s investment objective. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in funds managed by the Adviser or its affiliates in lieu of investing in funds managed or sponsored by others.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as Authorized Participant (“APs”), none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to net asset value (“NAV”) and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Absence of Prior Active Market. The Fund is a newly organized series of an investment company and thus has no operating history. While the Fund’s Shares are expected to be listed on the Fund’s listing exchange (the “Exchange”), there can be no assurance that active trading markets for the Shares will develop or be maintained, especially for recently organized Funds. Further, secondary markets may be subject to irregular trading activity, market dislocations, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the

5

Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Concentration Risk. The Fund’s assets will be concentrated in investments that provide exposure to commodities. To the extent that the Fund is concentrated in such investments, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on such investments may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.
Money Market Funds Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.
Securitized/Asset-Backed Securities Risk. Investments in asset-backed securities, including collateralized mortgage obligations, are subject to the risk of significant credit downgrades, dramatic changes in liquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods

6

of rising interest rates, the average life of asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. The Fund may invest in asset-backed securities issued or backed by federal agencies or government sponsored enterprises or that are part of a government-sponsored program, which may subject the Fund to the risks noted above. The values of assets or collateral underlying asset-backed securities may decline and, therefore, may not be adequate to cover underlying obligations. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Sovereign Bond Risk. Investments in sovereign bonds involve special risks not present in corporate bonds. The governmental authority that controls the repayment of the bonds may be unable or unwilling to make interest payments and/or repay the principal on its bonds or otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.
PERFORMANCE
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.
PORTFOLIO MANAGEMENT
Investment Adviser. Van Eck Absolute Return Advisers Corporation.
Portfolio Manager. The following individuals are primarily and jointly responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser	Date Began Managing the Fund
David Schassler	Portfolio Manager	September 2022
John Lau	Deputy Portfolio Manager	September 2022

PURCHASE AND SALE OF FUND SHARES
For important information about the purchase and sale of Fund Shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to the “Summary Information About Purchases and Sales of Fund Shares, Taxes and Payments to Broker-Dealers and Other Financial Intermediaries” section of this Prospectus.

7

SUMMARY INFORMATION ABOUT PURCHASES AND SALES OF FUND SHARES, TAXES AND PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
PURCHASE AND SALE OF FUND SHARES
Individual Shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than NAV (i.e., a “premium”) or less than NAV (i.e., a “discount”).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at www.vaneck.com.
TAX INFORMATION
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of the Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

8

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, in Commodity Instruments and Cash and Fixed Income Investments.The Fund does not invest in commodities directly.
Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The value of Commodity Instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments. The Fund will seek to provide exposure to commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock.
The Adviser considers various inputs to guide asset allocation decisions and select Commodity Instruments that the Adviser believes will offer enhanced risk-adjusted returns. The term “risk-adjusted returns” does not imply that the Adviser employs low-risk strategies or that an investment in the Fund should be considered a low-risk or no risk investment. The Adviser seeks to maximize risk-adjusted returns through an optimization process that incorporates observed risks of each Commodity Instrument. Additionally, the Adviser may consider other factors, such as roll yield, price momentum and other discretionary factors of each Commodity Instrument to allocate the Fund’s portfolio to Commodity Instruments with the highest expected risk-adjusted returns. The term “roll yield” refers to either the positive or negative returns generated from rolling futures contracts. The term “price momentum” refers to the rate of acceleration of a security’s price. The Adviser will then determine which Commodity Instruments the Fund’s assets should be allocated to and the appropriate portfolio weights. Therefore, the Fund’s portfolio allocation will vary over time in the Adviser’s sole discretion and the Fund may not have economic exposure to a particular commodity at any given time.
The Fund will invest in certain Commodity Instruments through the Subsidiary, an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to Commodity Instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest without limit in Commodity Instruments.
The Fund expects to invest its assets in any one or more of the Cash and Fixed Income Investments to provide liquidity, serve as margin or collateralize the Fund’s investments in certain Commodity Instruments.
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the 1940 Act, governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the 1940 Act provisions governing affiliated transactions and custody of assets.
The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.
The Fund may engage in active and frequent trading of portfolio holdings.
FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES
The Fund’s investment objective and each of its other investment policies are non-fundamental policies that may be changed by the Board of Trustees (the “Board of Trustees”) of VanEck ETF Trust (the “Trust”) without shareholder approval, except as noted in this Prospectus or the Statement of Additional Information (“SAI”) under the section entitled “Investment Policies and Restrictions— Investment Restrictions.”
RISKS OF INVESTING IN THE FUND
The following section provides additional information regarding the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section followed by additional risk information.
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Commodities and Commodity-Linked Derivatives. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject the Fund’s investments to greater volatility than investments in traditional securities. The prices of commodities can also

9

fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund’s investments in varying ways, and different factors may cause the values and the volatility of the Fund’s investments to move in inconsistent directions at inconsistent rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.
Commodities and Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such or other adverse regulatory action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain commodity-related derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
Risk of U.S. Treasury Bills. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.
Commodity Regulatory Risk (with respect to investments in the Subsidiary). Changes in the laws or regulations of the United States or the Cayman Islands, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. Based on the Fund’s and the Subsidiary’s current investment strategies, the Fund and the Subsidiary are each a “commodity pool” and the Adviser is considered a CPO with respect to the Fund and the Subsidiary under the CEA. Accordingly, the Fund and the Adviser are subject to dual regulation by the CFTC and the SEC. Pursuant to certain CFTC regulations, the Fund and the Adviser have elected to meet the requirements of certain CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the Fund or the Adviser in violation of an applicable CFTC regulation if the Fund or the Adviser failed to comply with a related SEC regulatory requirement. In addition, the Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations with respect to the Fund and the Subsidiary. Compliance with the CFTC regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.
Tax Risk (with respect to investments in the Subsidiary). The Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a RIC under the Code. The IRS issued a revenue ruling in December 2005, which concluded that income and gains from certain commodity-linked derivatives are not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked futures contracts or swaps or in certain exchange-traded trusts that hold commodities as part of its investment strategy is limited by the requirement that it receive no

10

more than ten percent (10%) of its gross income from such investments. However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked futures contracts or swaps. A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure. In the absence of such a ruling, the Fund expects to invest its assets in the Subsidiary, consistent with applicable law and the advice of counsel, in a manner that should permit the Fund to treat income allocable from the Subsidiary as qualifying income. The IRS will no longer issue private letter rulings relating to the tax treatment of income generated by investments in a subsidiary. The IRS has issued regulations that treat a fund’s income inclusion with respect to an investment in a non-U.S. company generating investment income as qualifying income if there is a current-year distribution out of the earnings and profits of the non-U.S. company that are attributable to such income inclusion or if the income from the Subsidiary is related to the Fund's business of investing in stocks and securities. The Fund intends to treat its income from the Subsidiary as qualifying income. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. Furthermore, the tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance or Treasury regulations. If the IRS were to change its position or otherwise determine that income derived from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation, court decisions, future IRS guidance or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a RIC and would be required to reduce its exposure to such investments which could result in difficulty in implementing its investment strategy. If the Fund did not qualify as a RIC for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.
Gap Risk. The Fund and the Subsidiary are subject to the risk that a commodity price will fluctuate even during periods when there is no trading. Usually, such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.
Risk of Cash Transactions. Unlike other ETFs, the Fund effects its creations and redemptions at least partially for cash, rather than wholly for in-kind securities, due to various legal and operational constraints in certain countries in which the Fund invests. Because the Fund currently intends to effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Additionally, transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable transaction fees and taxes.
Liquidity Risk. The Fund and/or Subsidiary will invest in Commodity Instruments, which may be less liquid than other types of investments. The illiquidity of Commodity Instruments could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares.
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account.
Active Management Risk. The Fund is subject to management risk because it is an actively managed ETF. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or a counterparty to exchange-traded futures, such as an FCM or an exchange’s clearing corporation, will be unable or unwilling to make timely principal, interest or settlement payments or otherwise honor its obligations. The Fund invests in debt securities that are subject to varying degrees of risk depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a

11

possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain Preferred Securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. The prevailing historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.
In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing in traditional securities. The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Derivatives require the Fund to post margin or collateral or otherwise maintain liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. The use of derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.
In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). The derivatives rule requires funds to trade derivatives and other transactions that create future fund payment or delivery obligations subject to a VaR leverage limit, and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies as a “limited derivatives user,” as defined in the derivatives rule. Under the derivatives rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit a fund’s securities lending activities. In addition, under the derivatives rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the derivatives rule. Furthermore, under the derivatives rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.

12

Counterparty Risk. Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund's ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange's clearing corporation. From time to time, the Fund may only have one FCM or a limited number of FCMs with which it transacts futures, which may heighten such risk.
Pooled Investment Vehicle Risk. The Fund’s investments in pooled investment vehicles that invest in commodities are subject to the commodity-related risks described herein. In addition, such pooled investment vehicles are subject to risk with respect to the custody of their holdings, and additional risks.
Affiliated Fund Risk. In managing the Fund, the Adviser will have the ability to select underlying funds which it believes will achieve the Fund’s investment objective. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in funds managed by the Adviser or its affiliates in lieu of investing in funds managed or sponsored by others.
Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Absence of Prior Active Market. The Fund is a newly organized series of an investment company and thus has no operating history. While Shares are expected to be listed on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV. Van Eck Securities Corporation, the distributor of the Shares (the “Distributor”), does not maintain a secondary market in the Shares. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming directly with the Fund.
Decisions by market makers or APs to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund Shares.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the

13

Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. The NAV of the Shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market price of Shares will fluctuate, in some cases materially, in accordance with changes in NAV and the intraday value of the Fund’s holdings as well as supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Given the fact that Shares can be created and redeemed by APs in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. The price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares may be closely related to, but not necessarily identical to, the same forces influencing the prices of the securities of the Fund’s portfolio of investments trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. Any of these factors, discussed above and further below, may lead to the Shares trading at a premium or discount to the Fund’s NAV. In addition, because certain of the Fund’s underlying securities trade on exchanges that are closed when the Exchange (i.e., the exchange that Shares of the Fund trade on) is open, there are likely to be deviations between the expected value of an underlying security and the closing security’s price (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
When you buy or sell Shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of Shares, like the price of any exchange-traded security, includes a bid/ask spread charged by the market makers or other participants that trade the particular security. The spread of the Fund’s Shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid/ask spread may increase significantly. This means that Shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
Non-Diversified Risk. The Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the 1940 Act. The Fund is classified as a “non-diversified” fund under the 1940 Act. Moreover, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Concentration Risk. The Fund’s assets will be concentrated in investments that provide exposure to commodities. To the extent that the Fund is concentrated in such investments, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on such investments may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades or the bankruptcy of an issuer could have a significant effect on the issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.

14

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.
If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. The taxing power of any governmental entity may be limited and an entity’s credit may depend on factors which are beyond the entity’s control.
Money Market Funds Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which they invest fall below $1.00 per share.
Securitized/Asset-Backed Securities Risk. Investments in asset-backed securities, including collateralized mortgage obligations, are subject to the risk of significant credit downgrades, dramatic changes in liquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. The Fund may invest in asset-backed securities issued or backed by federal agencies or government sponsored enterprises or that are part of a government-sponsored program, which may subject the Fund to the risks noted above. The values of assets or collateral underlying asset-backed securities may decline and, therefore, may not be adequate to cover underlying obligations. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Sovereign Bond Risk. Investment in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.
ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGIES
The Fund may invest in securities issued by other investment companies, equity securities, fixed income securities and money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments. [The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.] For temporary defensive purposes, the Fund may invest without limit in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments. The Fund may also pursue temporary defensive positions in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. Such a position could have the effect of reducing any benefit the Fund may receive from a market increase.
ADDITIONAL REGULATORY CONSIDERATIONS
The Adviser is registered as a CPO under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund and the Subsidiary. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser's registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser's compliance with comparable SEC requirements. This means that for most of the CFTC's disclosure and shareholder reporting applicable to the Adviser as the

15

Fund's CPO, the Adviser's compliance with SEC disclosure and shareholder reporting will be deemed to fulfill the Adviser's CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund and the Subsidiary, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a CTA, but relies on an exemption with respect to the Fund and the Subsidiary from CTA regulations available for a CTA that also serves as the Fund's and the Subsidiary's CPO. The CFTC has neither reviewed nor approved the Fund or the Subsidiary, their investment strategies, or this prospectus.
BORROWING MONEY
The Fund may borrow money from a bank up to a limit of one-third of the market value of its assets. The Fund is expected to enter into a credit facility to borrow money for temporary, emergency or other purposes, including the funding of shareholder redemption requests, trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. To the extent that the Fund borrows money, it may be leveraged. Leverage generally has the effect of increasing the amount of loss or gain the Fund might realize, and may increase volatility in the value of the Fund’s investments.
LENDING PORTFOLIO SECURITIES
The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives cash, U.S. government securities and stand-by letters of credit not issued by the Fund’s bank lending agent equal to at least 102% of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the Fund would have to buy replacement securities and the loaned securities may have appreciated beyond the value of the collateral held by the Fund) or become insolvent. The Fund may pay fees to the party arranging the loan of securities. In addition, the Fund will bear the risk that it may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of any non-cash collateral or in the value of investments made with the cash collateral. These events could trigger adverse tax consequences for the Fund. Substitute payments for dividends received by the Fund for securities loaned out by the Fund will not be considered qualified dividend income.
ADDITIONAL NON-PRINCIPAL RISKS
Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts (including American Depositary Receipts ("ADRs"), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.
Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Shares.
Borrowing and Leverage Risk. To the extent that the Fund borrows money or utilizes certain derivatives, it may be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. The Fund is required to comply with the derivatives rule when it engages in transactions that create future Fund payment or delivery obligations.
Temporary Defensive Strategy. When the Fund utilizes a temporary defensive strategy, it may not achieve its investment objective.
Investment Restrictions. The Fund may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act or regulations thereunder. Pursuant to such limitations, the Fund and its affiliates are limited in the amount that they, in aggregate, can invest in the outstanding voting securities of any one investment company. The Fund and its affiliates may not actively acquire “control” of an investment company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the 1940 Act and regulations thereunder, the Adviser may be required to vote shares of an investment company in the same general proportion as shares held by other shareholders of the investment company.
CYBER SECURITY
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; and operational disruption or failures in the physical infrastructure or operating systems that support

16

the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; the inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investments in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

17

PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUND
Board of Trustees. The Board of Trustees of the Trust has responsibility for the general oversight of the management of the Fund, including general supervision of the Adviser and other service providers, but is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust officers, and their present positions and principal occupations, is provided in the Fund’s SAI.
Investment Adviser. Under the terms of an investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation with respect to the Fund (the “Investment Management Agreement”), Van Eck Absolute Return Advisers Corporation will serve as the adviser to the Fund and, subject to the supervision of the Board of Trustees, will be responsible for the day-to-day investment management of the Fund. The Adviser has been an investment adviser since 1995 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. The Adviser is a wholly-owned subsidiary of Van Eck Associates Corporation (“VEAC”). As of July 31, 2022, VEAC managed approximately $70.83 billion in assets. VEAC has been an investment adviser since 1955 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. The Adviser’s principal business address is 666 Third Avenue, 9th Floor, New York, New York 10017. A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement will be available in the Trust’s annual report for the period ending December 31, 2022.
The Adviser is responsible for all expenses of the Fund (inclusive of any Subsidiary expenses), including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses of the Fund and the Subsidiary. For its services to the Fund, the Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.55% of its average daily net assets. For purposes of calculating the fees for the Fund, the net assets of the Fund include the value of the Fund’s interest in the Subsidiary. The Subsidiary does not pay the Adviser a fee for managing the Subsidiary’s portfolio. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to the Fund’s Shares offered for sale, (b) SEC and state registration fees; and (c) initial fees paid for Shares of the Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least May 1, 2024.
To minimize the duplication of fees, the Adviser has agreed to waive the management fee it charges to the Fund by any amount it collects as a management fee from an underlying fund managed by the Adviser or VEAC, as a result of an investment of the Fund’s assets in such underlying fund.
Manager of Managers Structure. The Adviser and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with unaffiliated sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board of Trustees, may select one or more sub-advisers for the Fund and supervise, monitor and evaluate the performance of each sub-adviser.
The Order also permits the Adviser, subject to the approval of the Board of Trustees, to replace sub-advisers and amend investment sub-advisory agreements, including applicable fee arrangements, without shareholder approval whenever the Adviser and the Board of Trustees believe such action will benefit the Fund and its shareholders. The Adviser thus would have the responsibility (subject to the oversight of the Board of Trustees) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser would be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser would compensate each sub-adviser out of its management fee.
Administrator, Custodian and Transfer Agent. Van Eck Absolute Return Advisers Corporation is the administrator for the Fund (the “Administrator”), and State Street Bank and Trust Company is the custodian of the Fund’s assets (including assets held by the Subsidiary) and provides transfer agency and fund accounting services to the Fund. The Administrator is responsible for certain clerical, recordkeeping and/or bookkeeping services which are required to be provided pursuant to the Investment Management Agreement.
Distributor. Van Eck Securities Corporation is the distributor of the Shares (the “Distributor”). The Distributor will not distribute Shares in less than a specified number of Shares, each called a “Creation Unit,” and does not maintain a secondary market in the Shares. The Shares are traded in the secondary market.

18

PORTFOLIO MANAGERS
The portfolio managers who currently share joint responsibility for the day-to-day management of the Fund’s portfolio are David Schassler and John Lau.
Mr. Schassler has been employed by the Adviser as a portfolio manager since May 2016, a deputy portfolio manager from 2015 to 2016 and a director of manager research from 2012 to 2015. Mr. Schassler graduated from the State University of New York College at Cortland in 2003 with a Bachelor of Arts and from the NYU Stern School of Business in 2012 with a Masters of Business Administration.
Mr. Lau is deputy portfolio manager of the Fund. He has been employed with the Adviser since 2007 and has over 10 years’ experience in the financial markets. Mr. Lau received his BS in Business Administration, with a concentration in Financial Analysis from the State University of New York at Buffalo.
See the Fund’s SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their respective ownership of Shares.

SHAREHOLDER INFORMATION
DETERMINATION OF NAV
The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m., Eastern time) on the New York Stock Exchange.
The values of the Fund’s portfolio securities are based on the securities’ closing prices on the markets on which the securities trade, when available. Due to the time differences between the United States and certain countries in which the Fund invests, securities on these exchanges may not trade at times when Shares of the Fund will trade. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Debt instruments with remaining maturities of more than 60 days are valued at the evaluated mean price provided by an outside independent pricing service. If an outside independent pricing service is unable to provide a valuation, the instrument is valued at the mean of the highest bid and the lowest asked quotes obtained from one or more brokers or dealers selected by the Adviser. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. If a market quotation for a security or other asset is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security or asset at the time the Fund calculates its NAV, the security or asset will be fair valued by the Adviser in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, the Fund currently expects that it will fair value certain of the foreign equity securities held by the Fund, if any, each day the Fund calculates its NAV, except those securities principally traded on exchanges that close at the same time the Fund calculates its NAV.
Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices at the time the exchanges on which they principally trade close. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security or other asset is materially different than the value that could be realized upon the sale of such security or asset. With respect to securities that are principally traded on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.
INTRADAY VALUE
The trading prices of the Fund’s Shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for Fund Shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of the Fund’s Shares (“IIV”) may be disseminated throughout each trading day by the Exchange or by market data vendors or other information providers. The IIV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund and

19

valuations based on current market rates. The quotations and/or valuations of the Fund’s holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no warranty as to its accuracy.
RULE 144A AND OTHER UNREGISTERED SECURITIES
An AP (i.e., a person eligible to place orders with the Distributor to create or redeem Creation Units of the Fund) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A or other unregistered securities.
BUYING AND SELLING EXCHANGE-TRADED SHARES
The Shares of the Fund are expected to be listed on the Exchange. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the “spread,” which is any difference between the bid price and the ask price. The spread varies over time for the Fund’s Shares based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and generally higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). In times of severe market disruption or low trading volume in the Fund’s Shares, this spread can increase significantly. It is anticipated that the Shares will trade in the secondary market at prices that may differ to varying degrees from the NAV of the Shares. During periods of disruptions to creations and redemptions or the existence of extreme market volatility, the market prices of Shares are more likely to differ significantly from the Shares’ NAV.
The Depository Trust Company (“DTC”) serves as securities depository for the Shares. (The Shares may be held only in book- entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more information, see the section entitled “Book Entry Only System” in the Fund’s SAI.
The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.
The right of redemption by an AP may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Market Timing and Related Matters. The Fund imposes no restrictions on the frequency of purchases and redemptions. Frequent purchases and redemptions of Fund Shares may attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Board of Trustees considered the nature of the Fund (i.e., a fund whose Shares are expected to trade intraday), that the Adviser monitors the trading activity of APs for patterns of abusive trading, that the Fund reserves the right to reject orders that may be disruptive to the management of or otherwise not in the Fund’s best interests, and that the Fund may fair value certain of its securities. Given this structure, the Board of Trustees determined that it is not necessary to impose restrictions on the frequency of purchases and redemptions for the Fund at the present time.
DISTRIBUTIONS
Net Investment Income and Capital Gains. As a shareholder of the Fund, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

20

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains from writing options and capital gains or losses whenever it sells securities. Any net realized long-term capital gains they are anticipated, are distributed to shareholders as “capital gain distributions.” Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains.
Net investment income, if any, is typically distributed to shareholders at least annually, and net realized capital gains, if any, are typically distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Code. In addition, in situations where the Fund acquires investment securities after the beginning of a dividend period, the Fund may elect to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of your investment in Shares. You will be notified regarding the portion of the distribution which represents a return of capital.
Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available.
TAX INFORMATION
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.
Taxes on Distributions. As noted above, the Fund expects to distribute net investment income, if any, at least annually, and any net realized long-term or short-term capital gains, if any, annually. The Fund may also pay a special distribution at any time to comply with U.S. federal tax requirements.
In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Distributions of net investment income, including net short-term gains, if any, are generally taxable as ordinary income. Whether distributions of capital gains represent long-term or short-term capital gains is determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Shares. Distributions of net short-term capital gains in excess of net long-term capital losses, if any, are generally taxable as ordinary income. Distributions of net long- term capital gains in excess of net short-term capital losses, if any, that are properly reported as capital gain dividends are generally taxable as long-term capital gains. Long-term capital gains of a non-corporate shareholder are generally taxable at a maximum rate of 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts.
The Fund may receive dividends, the distribution of which the Fund may report as qualified dividends. In the event that the Fund receives such a dividend and reports the distribution of such dividend as a qualified dividend, the dividend may be taxed at the maximum capital gains rates of 15% or 20%, provided holding period and other requirements are met at both the shareholder and the Fund level. There can be no assurance that any significant portion of the Fund’s distributions will be eligible for qualified dividend treatment.
Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.
Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.
If more than 50% of the Fund’s total assets at the end of its taxable year consist of foreign securities, the Fund may elect to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income), subject to certain holding period and other limitations, the investor’s pro rata share of the Fund’s foreign income taxes.
Backup Withholding. The Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number or otherwise established a basis for exemption from backup withholding. The backup withholding rate for individuals is currently 24%. This is not an additional tax and may be refunded, or credited against your U.S. federal income tax liability, provided certain required information is furnished to the IRS.

21

Taxes on the Sale or Cash Redemption of Exchange Listed Shares. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited. To the extent that the Fund shareholder’s Shares are redeemed for cash, this is normally treated as a sale for tax purposes.
Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.
Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units held as capital assets is generally treated as long-term capital gain or loss if the Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Shares (or securities surrendered) have been held for one year or less.
If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income); or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.
Any capital gain realized by a non-U.S. shareholder upon a sale of Shares of the Fund will generally not be subject to U.S. federal income or withholding tax unless (i) the gain is effectively connected with the shareholder’s trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met or (ii) the Fund is or has been a U.S. real property holding corporation, as defined below, at any time within the five-year period preceding the date of disposition of the Fund’s Shares or, if shorter, within the period during which the Non-U.S. shareholder has held the Shares. Generally, a corporation is a U.S. real property holding corporation if the fair market value of its U.S. real property interests, as defined in the Internal Revenue Code and applicable regulations, equals or exceeds 50% of the aggregate fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business. The Fund may be, or may prior to a Non-U.S. shareholder’s disposition of Shares become, a U.S. real property holding corporation. If the Fund is or becomes a U.S. real property holding corporation, so long as the Fund’s Shares are regularly traded on an established securities market, only a Non-U.S. shareholder who holds or held (at any time during the shorter of the five-year period preceding the date of disposition or the holder’s holding period) more than 5% (directly or indirectly as determined under applicable attribution rules of the Internal Revenue Code) of the Fund’s Shares will be subject to United States federal income tax on the disposition of Shares.
As part of the Foreign Account Tax Compliance Act, (“FATCA”), the Fund may be required to withhold 30% tax on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. To avoid possible withholding, FFIs will need to enter into agreements with the IRS which state that they will provide the IRS information, including the names, account numbers and balances, addresses and taxpayer

22

identification numbers of U.S. account holders and comply with due diligence procedures with respect to the identification of U.S. accounts as well as agree to withhold tax on certain types of withholdable payments made to non-compliant foreign financial institutions or to applicable foreign account holders who fail to provide the required information to the IRS, or similar account information and required documentation to a local revenue authority, should an applicable intergovernmental agreement be implemented. NFFEs will need to provide certain information regarding each substantial U.S. owner or certifications of no substantial U.S. ownership, unless certain exceptions apply, or agree to provide certain information to the IRS.
The Fund may be subject to the FATCA withholding obligation, and also will be required to perform due diligence reviews to classify foreign entity investors for FATCA purposes. Investors are required to agree to provide information necessary to allow the Fund to comply with the FATCA rules. If the Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.
Non-U.S. shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the possible applicability of the U.S. estate tax.
The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your own tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws. Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

23

FINANCIAL HIGHLIGHTS
The Fund has not yet commenced operations as of the date of this Prospectus and therefore does not have a financial history.

24

PREMIUM/DISCOUNT INFORMATION
The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund’s daily market price on the Exchange and its NAV. Information regarding how often the closing trading price of the Shares of the Fund was above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for the most recently completed calendar year and the most recently completed calendar quarter(s) since that year (or the life of the Fund, if shorter) can be found at www.vaneck.com.

GENERAL INFORMATION
CONTINUOUS OFFERING
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.
OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on March 15, 2001. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Fund’s SAI for more information concerning the Trust’s form of organization. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in SEC regulations, including that such investment companies enter into an agreement with the Fund.
The Prospectus, SAI and any other Fund communication do not create any contractual obligations between the Fund’s shareholders and the Trust, the Fund, the Adviser and/or the Trustees. Further, shareholders are not intended third party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser or other parties who provide services to the Fund.
Dechert LLP serves as counsel to the Trust, including the Fund. PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm and will audit the Fund’s financial statements annually.

25

ADDITIONAL INFORMATION
This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. The Fund’s Registration Statement, including this Prospectus, the Fund’s SAI and the exhibits are available on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI for the Fund is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI and the Fund’s annual and semi-annual reports may be obtained without charge by writing to the Fund at Van Eck Securities Corporation, the Fund’s Distributor, at 666 Third Avenue, 9th Floor, New York, New York 10017 or by calling the Distributor at the following number: Investor Information: 800.826.2333.
Shareholder inquiries may be directed to the Fund in writing to 666 Third Avenue, 9th Floor, New York, New York 10017 or by calling 800.826.2333.
The Fund’s SAI is available at www.vaneck.com.
(Investment Company Act file no. 811-10325)

26

[THIS PAGE INTENTIONALLY LEFT BLANK]

27

For more detailed information about the Fund, see the SAI dated September 1, 2022, as may be supplemented from time to time. Additional information about the Fund’s investments is or will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Call VanEck at 800.826.2333 to request, free of charge, the annual or semi-annual reports, the SAI, or other information about the Fund or to make shareholder inquiries. You may also obtain the SAI or the Fund’s annual or semi-annual reports, by visiting the VanEck website at www.vaneck.com.
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Transfer Agent: State Street Bank and Trust Company SEC Registration Number: 333-123257 1940 Act Registration Number: 811-10325 PITPRO	800.826.2333 www.vaneck.com

EXPLANATORY NOTE

This Post-Effective Amendment No. 2,810 to the Registrant's Registration Statement on Form N-1A is filed for the sole purpose of submitting interactive data format risk/return summary information in Inline XBRL that mirrors the risk/ return summary information in Post-Effective Amendment No. 2,808.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa and State of Florida on the 31st day of August, 2022.

VANECK ETF TRUST

By:	/s/ Jonathan R. Simon
Name: Jonathan R. Simon
Title: Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	August 31, 2022
David H. Chow

/s/ Laurie A. Hesslein*	Trustee	August 31, 2022
Laurie A. Hesslein

/s/ R. Alastair Short*	Trustee	August 31, 2022
R. Alastair Short

/s/ Peter J. Sidebottom*	Trustee	August 31, 2022
Peter J. Sidebottom

/s/ Richard D. Stamberger*	Trustee	August 31, 2022
Richard D. Stamberger

/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	August 31, 2022
Jan F. van Eck

/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	August 31, 2022
John J. Crimmins

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
August 31, 2022

EXHIBIT INDEX

EX-101.INS	XBRL Instance—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document